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                                                                     May 4, 2004

SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Washington, DC 20549

RE: WM VARIABLE TRUST

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the undersigned, being the Secretary of WM Variable Trust (the "Trust"), hereby submits this filing in lieu of a filing under Rule 497(c) under the Act, and certifies that:

1. the definitive form of Prospectus dated May 3, 2004 describing the Class 1 Shares of the Trust does not differ from that contained in the Trust's most recent amendment to its registration statement on file with the Commission;

2. the definitive form of Prospectus dated May 3, 2004 describing the Class 2 Shares of the Trust does not differ from that contained in the Trust's most recent amendment to its registration statement on file with the Commission;

3. the definitive form of Statement of Additional Information dated May 3, 2004 does not differ from that contained in the Trust's most recent amendment to its registration statement on file with the Commission; and

4. the text of the Trust's most recent amendment to its registration statement was filed electronically with the Commission on April 29, 2004 pursuant to Rule 485(b) under the Act.

No fees are required in connection with this filing. Please contact the undersigned at (206) 461-8622 with any questions or comments regarding this matter.

/s/ John T. West

Very truly yours,
John T. West

Cc: Joseph B. Kittredge, Jr., Esq
Brian D. McCabe, Esq
Ryan C. Larrenaga, Esq
Marko S. Zatylny, Esq